Ownership of Coal-fired Facilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Ownership of Coal-fired Facilities [Abstract]
Ownership of Coal-fired Facilities

5. Ownership of Coal-fired Facilities

DP&L and certain other Ohio utilities have undivided ownership interests in seven coal-fired electric generating facilities and numerous transmission facilities. Certain expenses, primarily fuel costs for the generating units, are allocated to the owners based on their energy usage. The remaining expenses, investments in fuel inventory, plant materials and operating supplies, and capital additions are allocated to the owners in accordance with their respective ownership interests. As of June 30, 2012, DP&L had $71.0 million of construction work in process at such jointly-owned facilities. DP&L's share of the operating cost of such facilities is included within the corresponding line in the Condensed Consolidated Statements of Results of Operations and DP&L's share of the investment in the facilities is included within Total net property, plant and equipment in the Condensed Consolidated Balance Sheets. Each joint owner provides their own financing for their share of the operations and capital expenditures of the jointly owned plant.

DP&L's undivided ownership interest in such facilities as well as our wholly owned coal-fired Hutchings station at June 30, 2012 is as follows:

	DP&L Share		DP&L Investment (adjusted to fair value at Merger date)
	Ownership (%)	Summer Production Capacity (MW)	Gross Plant in Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)
Production Units:
Beckjord Unit 6	50.0	207	$1	$1	$-	No
Conesville Unit 4	16.5	129	1	1	7	Yes
East Bend Station	31.0	186	48	5	7	Yes
Killen Station	67.0	402	313	10	6	Yes
Miami Fort Units 7 and 8	36.0	368	219	7	2	Yes
Stuart Station	35.0	808	203	10	11	Yes
Zimmer Station	28.1	365	141	19	38	Yes
Transmission (at varying percentages)			35	2	-
Total		2,465	$961	$59	$71

Wholly-owned production unit:
Hutchings Station	100.0	365	$1	$-	$1	No

Currently, our coal-fired generation units at Hutchings and Beckjord do not have the SCR and FGD emission-control equipment installed. DP&L owns 100% of the Hutchings station and has a 50% interest in Beckjord Unit 6. On July 15, 2011, Duke Energy, a co-owner at the Beckjord Unit 6 facility, filed their Long-term Forecast Report with the PUCO. The plan indicated that Duke Energy plans to cease production at the Beckjord station, including our jointly owned Unit 6, in December 2014. This was followed by a notification by Duke Energy to PJM, dated February 1, 2012, of a planned April 1, 2015 deactivation of this unit. DP&L does not object to Duke's decision.  Beckjord Unit 6 was valued at zero at the Merger date.

We are considering options for the Hutchings station, but have not yet made a final decision. DP&L has informed PJM that Hutchings Unit 4 has incurred damage to a rotor and will be deactivated and unavailable for service until at least June 1, 2014, if ever. In addition, DP&L has notified PJM that Hutchings Units 1 and 2 will be deactivated by June 1, 2015.  The decision to deactivate Units 1 and 2 has been made because these two units are not equipped with the advanced environmental control technologies needed to comply with the MACT standard and teh cost of compliance with the MACT standard or conversion to natural gas for these units would likely exceed the expected return.  DP&L is still studying the option of converting two or more of Hutchings Units 3-6 to natural gas in order to comply with environmental requirements.

DPL revalued DP&L's investment in the above plants at the estimated fair value for each plant at the Merger date.

5. Ownership of Coal-fired Facilities

DP&L and certain other Ohio utilities have undivided ownership interests in seven coal-fired electric generating facilities and numerous transmission facilities. Certain expenses, primarily fuel costs for the generating units, are allocated to the owners based on their energy usage. The remaining expenses, investments in fuel inventory, plant materials and operating supplies, and capital additions are allocated to the owners in accordance with their respective ownership interests. As of December 31, 2011, DP&L had $48.0 million of construction work in process at such facilities. DP&L's share of the operating cost of such facilities is included within the corresponding line in the Statements of Results of Operations and DP&L's share of the investment in the facilities is included within Total net property, plant and equipment in the Balance Sheets. Each joint owner provides their own financing for their share of the operations and capital expenditures of the jointly-owned plant.

DP&L's undivided ownership interest in such facilities as well as our wholly-owned coal fired Hutchings plant at December 31, 2011, is as follows:

			DP&L Investment
	DP&L Share		(adjusted to fair value at Merger date)
						SCR and FGD
						Equipment
		Summer			Construction	Installed
		Production	Gross Plant	Accumulated	Work in	and In
	Ownership	Capacity	In Service	Depreciation	Process	Service
	(%)	(MW)	($ in millions)	($ in millions)	($ in millions)	(Yes/No)
Production Units:
Beckjord Unit 6	50.0	207	$-	$-	$-	No
Conesville Unit 4	16.5	129	43	-	2	Yes
East Bend Station	31.0	186	43	-	2	Yes
Killen Station	67.0	402	296	-	4	Yes
Miami Fort Units 7 and 8	36.0	368	216	1	2	Yes
Stuart Station	35.0	808	174	1	14	Yes
Zimmer Station	28.1	365	123	2	24	Yes
Transmission (at varying percentages)			34	-	-
Total		2,465	$929	$4	$48

Wholly-owned production unit:
Hutchings Station	100.0	365	$-	$-	$2	No

Currently, our coal-fired generation units at Hutchings and Beckjord do not have the SCR and FGD emission-control equipment installed. DP&L owns 100% of the Hutchings plant and has a 50% interest in Beckjord Unit 6. On July 15, 2011, Duke Energy, a co-owner at the Beckjord Unit 6 facility, filed their Long-term Forecast Report with the PUCO. The plan indicated that Duke Energy plans to cease production at the Beckjord Station, including our jointly-owned Unit 6, in December 2015. This was followed by a notification by Duke Energy to PJM, dated February 1, 2012, of a planned April 1, 2015 deactivation of this unit. Beckjord Unit 6 was valued at zero at the Merger date. We are considering options for Hutchings Station, but have not yet made a final decision. We do not believe that any accruals are needed related to the Hutchings Station.

DPL revalued DP&L's investment in the above plants at the estimated fair value for each plant at the Merger date. These values were updated in June 2012 to reflect additional information obtained regarding the cash flows of certain plants. See Note 2 for more information.